Fees Summary	Sep. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,245,000
Previously Paid Amount	0.00
Total Fee Amount	803.01
Total Offset Amount	0.00
Net Fee	803.01
Narrative - Max Aggregate Offering Price	$ 5,245,000
Final Prospectus	true